Environmental Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Environmental Remediation Obligations [Abstract]
Schedule Of Environmental Reserves
The table below is a roll forward of our total environmental reserves from December 31, 2018 to December 31, 2020.

(in Millions)	Environmental Reserves Total
Balance December 31, 2018	$6.4
Change in reserves	0.9
Cash payments	(0.4)
Balance December 31, 2019	$6.9
Change in reserves	0.1
Cash payments	(0.3)
Balance December 31, 2020	$6.7

Schedule Of Accrual For Environmental Contingencies
The table below provides detail of current and long-term environmental reserves.

	December 31,
(in Millions)	2020	2019
Environmental reserves, current (1)	$0.6	$0.5
Environmental reserves, long-term (2)	6.1	6.4
Total environmental reserves	$6.7	$6.9
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1.These amounts are included within “Accrued and other liabilities” on the consolidated balance sheets.
2.These amounts are included in "Environmental liabilities" on the consolidated balance sheets.